Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2021
Prospectus Date	rr_ProspectusDate	Jul. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan BetaBuilders MSCI US REIT ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBRE
BetaBuilders 1 5 Year US Aggregate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBSA
JPMorgan Core Plus Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCPB
JPMorgan Corporate Bond Research Enhanced ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIGB
JPMorgan High Yield Research Enhanced ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPHY
JPMorgan International Bond Opportunities ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPIB
JPMorgan Municipal ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUB
JPMorgan U.S. Aggregate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAGG
JPMorgan Ultra-Short Income ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPST
JPMorgan Ultra-Short Municipal Income ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMST
JPMorgan USD Emerging Markets Sovereign Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPMB